Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over the Next Year (Detail) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (13,137)
Actuarial loss	16,708
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(130)
Actuarial loss	¥ 986